Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2019
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Net Income (Expense) from Financial Operations

Note 27 - Net Income (Expense) from Financial Operations

This item includes the amount of changes in the fair value of financial instruments, except those attributable to interest accrued by applying the effective interest rate method, as well as the results obtained in the purchase and sale thereof.

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Trading instruments (securities)	17,287	2,527	43,323
Financial derivative contracts (trading)	77,040	152,732	(63,992)
Sale of loans and accounts receivable from customers (*)	14,588	1,602	15,121
Net gain on sale of financial instruments at fair value through other comprehensive income	35,489	13,765	—
Net gain on sale of available for sale investments	—	—	13,641
Others	(770)	2,129	175
Totals	143,634	172,755	8,268

(*)    See details Note 10, letter d.